Intangible assets (Tables)	12 Months Ended
Jun. 30, 2025
Intangible assets
Schedule of intangible assets

			Other intangible
	Goodwill	Registrations	assets	Total
	£’000	£’000	£’000	£’000
At 1 July 2023
Cost	421,453	924,829	22,164	1,368,446
Accumulated amortization	—	(539,944)	(16,120)	(556,064)
Net book amount	421,453	384,885	6,044	812,382
Year ended 30 June 2024
Opening net book amount	421,453	384,885	6,044	812,382
Additions	—	220,728	4,617	225,345
Disposals	—	(10,040)	—	(10,040)
Amortization charge	—	(186,994)	(3,129)	(190,123)
Closing book amount	421,453	408,579	7,532	837,564
At 30 June 2024
Cost	421,453	943,896	26,781	1,392,130
Accumulated amortization	—	(535,317)	(19,249)	(554,566)
Net book amount	421,453	408,579	7,532	837,564
Year ended 30 June 2025
Opening net book amount	421,453	408,579	7,532	837,564
Additions	—	342,960	3,388	346,348
Disposals	—	(21,082)	—	(21,082)
Amortization charge	—	(193,109)	(3,264)	(196,373)
Closing book amount	421,453	537,348	7,656	966,457
At 30 June 2025
Cost	421,453	1,102,880	30,169	1,554,502
Accumulated amortization	—	(565,532)	(22,513)	(588,045)
Net book amount	421,453	537,348	7,656	966,457

Schedule of estimated useful lives of other intangible assets

Website, mobile applications and software	3 years
Trademark registrations	10 years